UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2002

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  August 14, 2002

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 62
Form 13 F Information Table Value Total: 125,101

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109     2428   226946 SH       SOLE                   226946
Agilent Technologies Inc       COM              00846U101      257    10874 SH       SOLE                    10874
American International Group   COM              026874107      368     5396 SH       SOLE                     5396
Archstone-Smith Trust          COM              039583109     1411    52850 SH       SOLE                    52850
BP Amoco PLC - Spons ADR       COM              055622104     1249    24740 SH       SOLE                    24740
Bank of America Corp           COM              060505104     4097    58235 SH       SOLE                    58235
Bethlehem Steel Corp           COM              087509105        2    11000 SH       SOLE                    11000
Boston Scientific Corp         COM              101137107     4834   164880 SH       SOLE                   164880
Bristol-Myers Squibb Co        COM              110122108      297    11548 SH       SOLE                    11548
ChevronTexaco Corp             COM              166764100     3723    42068 SH       SOLE                    42068
Cigna Corp                     COM              125509109      244     2500 SH       SOLE                     2500
Cisco Systems Inc              COM              17275R102      225    16105 SH       SOLE                    16105
Citigroup Inc                  COM              172967101      334     8609 SH       SOLE                     8609
Computer Sciences Corp         COM              205363104     3808    79675 SH       SOLE                    79675
Consolidated Edison of NY      COM              209115104      793    18993 SH       SOLE                    18993
Countrywide Credit Ind Inc     COM              222372104     5163   107000 SH       SOLE                   107000
DNP Select Income Fund Inc.    COM              23325P104      336    32975 SH       SOLE                    32975
Duke-Weeks Realty Corp         COM              264411505      637    22000 SH       SOLE                    22000
Emerson Electric Co            COM              291011104      268     5000 SH       SOLE                     5000
Exxon Mobil Corporation        COM              30231G102      863    21098 SH       SOLE                    21098
Fannie Mae                     COM              313586109      334     4525 SH       SOLE                     4525
General Electric Co            COM              369604103     1680    57847 SH       SOLE                    57847
Genuine Parts Co               COM              372460105     3368    96600 SH       SOLE                    96600
Goodyear Tire & Rubber Co      COM              382550101      201    10750 SH       SOLE                    10750
HRPT Properties Trust          COM              40426W101     3464   391400 SH       SOLE                   391400
Hewlett Packard Co             COM              428236103      853    55835 SH       SOLE                    55835
Home Depot, Inc                COM              437076102      389    10596 SH       SOLE                    10596
Hospitality Properties Trust   COM              44106M102      270     7400 SH       SOLE                     7400
Household Intl                 COM              441815107      381     7665 SH       SOLE                     7665
Humana Inc                     COM              444859102      281    18000 SH       SOLE                    18000
Intel Corp                     COM              458140100     1841   100742 SH       SOLE                   100742
International Business Machine COM              459200101      354     4922 SH       SOLE                     4922
Kerr-McGee Corp                COM              492386107      249     4650 SH       SOLE                     4650
KeySpan Corporation            COM              49337w100     6257   166180 SH       SOLE                   166180
Liberty Media Corp-A           COM              530718105      135    13500 SH       SOLE                    13500
Lincare Holdings               COM              532791100     4758   147295 SH       SOLE                   147295
Merck & Co                     COM              589331107      702    13856 SH       SOLE                    13856
Microsoft Corp                 COM              594918104      910    16638 SH       SOLE                    16638
NASDAQ-100 Index Tracking Stoc COM              631100104     3287   125925 SH       SOLE                   125925
NSTAR                          COM              67019E107     4253    94975 SH       SOLE                    94975
New Plan Excel Realty Trust    COM              648053106     5368   257700 SH       SOLE                   257700
Northrop Grumman Corp          COM              666807102     5396    43165 SH       SOLE                    43165
PPG Industries Inc             COM              693506107     4875    78750 SH       SOLE                    78750
Petroleum & Resources Corp     COM              716549100      253    11100 SH       SOLE                    11100
Pfizer Inc                     COM              717081103      494    14107 SH       SOLE                    14107
Phillips Petroleum Co          COM              718507106     4250    72175 SH       SOLE                    72175
Public Service Enterprise Grou COM              744573106     5494   126880 SH       SOLE                   126880
Raytheon Company New           COM              755111507     5869   144025 SH       SOLE                   144025
Rheometric Scientific, Inc.    COM              762073104      307   512047 SH       SOLE                   512047
SBC Communications Inc         COM              78387G103      351    11507 SH       SOLE                    11507
Schering-Plough                COM              806605101      443    18000 SH       SOLE                    18000
Sovereign Bancorp Inc          COM              845905108     7028   470100 SH       SOLE                   470100
Staples Inc                    COM              855030102      197    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      139    27812 SH       SOLE                    27812
Supervalu Inc                  COM              868536103     4823   196600 SH       SOLE                   196600
Teleflex Inc                   COM              879369106     4769    83450 SH       SOLE                    83450
Verizon Communications         COM              92343V104      535    13328 SH       SOLE                    13328
Vulcan Materials Co            COM              929160109     2612    59625 SH       SOLE                    59625
Weyerhaeuser Co                COM              962166104     3338    52275 SH       SOLE                    52275
Wyeth                          COM              983024100     1734    33872 SH       SOLE                    33872
Xcel Energy Inc.               COM              98389B100     1126    67127 SH       SOLE                    67127
Nuveen Premium Income Mun II   COM              67063W102      396    26947 SH       SOLE                    26947